S-K 1603(a) SPAC Sponsor	Nov. 18, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor Name	D. Boral Sponsor I LLC, a Delaware limited liability company
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.